Short-term investments	6 Months Ended
Jun. 30, 2026
Short-term Investments
Short-term investments

Note 4 — Short-term investments

Short-term investments consist of the following:

	December 31, 2025	June 30, 2026	June 30, 2026
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
Marketable securities	1,138,090,600	867,738,320	127,404,355

Fair value disclosure:

December 31, 2025
	December 31,	Fair Value
	2025	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Marketable securities	1,138,090,600	1,138,090,600	-	-

June 30, 2026
	June 30,	Fair Value
	2026	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Marketable securities	867,738,320	867,738,320	-	-

There is no transfer between the levels for the periods presented.

As of December 31, 2025, and June 30, 2026, short-term investments amounted to RMB 1,138,090,600 and RMB 867,738,320 (USD 127,404,355), respectively. The fair value change resulted in unrealized investment loss of approximately RMB 26,310,055 (USD 3,862,934). The realized investment loss was approximately RMB 205,180,664 (USD 30,125,338).